Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Share-based Compensation, Option and Incentive Plans Policy
Stock-Based Compensation Plans
We account for stock-based compensation plans using the fair value method. Using the fair value method of accounting, compensation cost is measured based on the fair value of the award at the grant date, using the Black-Scholes Model, and recognized over the service period.

Income Tax, Policy
Income Taxes
We recognize deferred tax assets and liabilities for temporary differences between the financial reporting basis and the tax basis of our assets and liabilities and expected benefits of utilizing net operating loss and credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The impact on deferred taxes of changes in tax rates and laws, if any, is applied to the years during which temporary differences are expected to be settled and reflected in the financial statements in the period enacted.

Property, Plant and Equipment, Policy
Property and Equipment
Property and equipment are recorded at cost, less depreciation. Depreciation is computed primarily using the straight-line method based on the estimated useful lives of the related assets: twenty to thirty years for buildings and three to seven years for furniture, fixtures and equipment. Leasehold improvements are amortized on a straight-line basis over the lesser of the term of the applicable lease or the estimated useful lives of such assets. Property and equipment are reviewed for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable.
Remy. Property and equipment within our Remy segment are recorded at cost, less depreciation. Major expenditures that significantly extend the useful life or enhance the usability of the property, plant or equipment are capitalized. Depreciation is calculated primarily using the straight-line method over the estimated useful lives of the related assets (fifteen to forty years for buildings and 3 to 15 years for tooling, machinery and equipment). Capital leases and leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or their estimated useful life.
Restaurant Group. Property and equipment within our Restaurant Group segment are recorded at cost, less depreciation. Depreciation is computed on the straight-line method over thirty years for buildings and improvements and three to twenty-five years for furniture, fixtures and equipment. Leasehold improvements are amortized over the lesser of the asset’s estimated useful life or the expected lease term, inclusive of renewal periods not to exceed twenty years. Equipment under capitalized leases is amortized on a straight-line basis to its expected residual value at the end of the lease term. All direct external costs associated with obtaining the land, building and equipment for each new restaurant, as well as construction period interest are capitalized. Direct external costs associated with obtaining the dining room and kitchen equipment, signage and other assets and equipment are also capitalized. In addition, for each new restaurant and re-branded restaurant, a portion of the internal direct costs of its real estate and construction department are also capitalized.

Title Plant Accounting Policy
Title Plants
Title plants are recorded at the cost incurred to construct or obtain and organize historical title information to the point it can be used to perform title searches. Costs incurred to maintain, update and operate title plants are expensed as incurred. Title plants are not amortized as they are considered to have an indefinite life if maintained. Sales of title plants are reported at the amount received net of the adjusted costs of the title plant sold. Sales of title plant copies are reported at the amount received. No cost is allocated to the sale of copies of title plants unless the carrying value of the title plant is diminished or impaired. Title plants are reviewed for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable.

Goodwill and Intangible Assets, Intangible Assets, Policy
Other Intangible Assets
We have other intangible assets, not including goodwill, which consist primarily of customer relationships and contracts and trademarks which are generally recorded in connection with acquisitions at their fair value, and debt issuance costs relating to the issuance of our long-term notes payable. Intangible assets with estimable lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. In general, customer relationships are amortized over their estimated useful lives using an accelerated method which takes into consideration expected customer attrition rates. Contractual relationships are generally amortized over their contractual life. Trademarks are considered intangible assets with indefinite lives and are reviewed for impairment at least annually. Debt issuance costs are amortized on a straight line basis over the contractual life of the related debt instrument.
In our Remy segment, upon entering into new or extending existing contracts, we may be required to purchase certain cores and inventory from our customers at retail prices, or be obligated to provide certain agreed support. The excess of the prices paid for the cores and inventory over fair value, and the value of any agreed support, are recorded as contract intangibles and amortized as a reduction to auto parts revenue on a method to reflect the pattern of economic benefit consumed. Customer contract intangibles which are not paid to customers, are amortized and recorded in cost of auto parts revenue.

Investment, Policy
Investments
Fixed maturity securities are purchased to support our investment strategies, which are developed based on factors including rate of return, maturity, credit risk, duration, tax considerations and regulatory requirements. Fixed maturity securities which may be sold prior to maturity to support our investment strategies are carried at fair value and are classified as available for sale as of the balance sheet dates. Fair values for fixed maturity securities are principally a function of current market conditions and are valued based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly. Discount or premium is recorded for the difference between the purchase price and the principal amount. The discount or premium is amortized or accreted using the interest method and is recorded as an adjustment to interest and investment income. The interest method results in the recognition of a constant rate of return on the investment equal to the prevailing rate at the time of purchase or at the time of subsequent adjustments of book value. Changes in prepayment assumptions are accounted for retrospectively.
Equity securities and preferred stocks held are considered to be available for sale and carried at fair value as of the balance sheet dates. Our equity securities and certain preferred stocks are Level 1 financial assets and fair values are based on quoted prices in active markets. Other preferred stock holdings are Level 2 financial assets and are valued based on quoted prices in markets that are not active or model inputs that are observable either directly or indirectly.
Investments in unconsolidated affiliates are recorded using the equity method of accounting.
Other long-term investments consist of structured notes and various cost-method investments. The structured notes are carried at fair value as of the balance sheet dates. Fair values are based on exit prices obtained from a broker-dealer. The cost-method investments are carried at historical cost.
Short-term investments, which consist primarily of commercial paper and money market instruments, which have an original maturity of one year or less, are carried at amortized cost, which approximates fair value.
Realized gains and losses on the sale of investments are determined on the basis of the cost of the specific investments sold and are credited or charged to income on a trade date basis. Unrealized gains or losses on securities which are classified as available for sale, net of applicable deferred income tax expenses (benefits), are excluded from earnings and credited or charged directly to a separate component of equity. If any unrealized losses on available for sale securities are determined to be other-than-temporary, such unrealized losses are recognized as realized losses. Unrealized losses are considered other-than-temporary if factors exist that cause us to believe that the value will not increase to a level sufficient to recover our cost basis. Some factors considered in evaluating whether or not a decline in fair value is other-than-temporary include: (i) our need and intent to sell the investment prior to a period of time sufficient to allow for a recovery in value; (ii) the duration and extent to which the fair value has been less than cost; and (iii) the financial condition and prospects of the issuer. Such reviews are inherently uncertain and the value of the investment may not fully recover or may decline in future periods resulting in a realized loss.

Cash and Cash Equivalents, Policy
Cash and Cash Equivalents
Highly liquid instruments purchased as part of cash management with original maturities of three months or less are considered cash equivalents. The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair value.

Fair Value of Financial Instruments, Policy
Fair Value of Financial Instruments
The fair values of financial instruments presented in the Consolidated Financial Statements are estimates of the fair values at a specific point in time using available market information and appropriate valuation methodologies. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. We do not necessarily intend to dispose of or liquidate such instruments prior to maturity.

Trade and Other Accounts Receivable, Policy		Trade and Notes Receivables The carrying values reported in the Consolidated Balance Sheets for trade and notes receivables approximate their fair value.
Goodwill and Intangible Assets, Goodwill, Policy
Goodwill
Goodwill represents the excess of cost over fair value of identifiable net assets acquired and assumed in a business combination. Goodwill and other intangible assets with indefinite useful lives are reviewed for impairment annually or more frequently if circumstances indicate potential impairment, through a comparison of fair value to the carrying amount. In evaluating the recoverability of goodwill, we perform an annual goodwill impairment analysis based on a review of qualitative factors to determine if events and circumstances exist which will lead to a determination that the fair value of a reporting unit is greater than its carrying amount, prior to performing a full fair-value assessment.

Liability Reserve Estimate, Policy
Reserve for Title Claim Losses
Our reserve for title claim losses includes known claims as well as losses we expect to incur, net of recoupments. Each known claim is reserved based on our review as to the estimated amount of the claim and the costs required to settle the claim. Reserves for claims which are incurred but not reported are established at the time premium revenue is recognized based on historical loss experience and also take into consideration other factors, including industry trends, claim loss history, current legal environment, geographic considerations and the type of policy written.
The reserve for claim losses also includes reserves for losses arising from the escrow title-related and other fees relating to closing and disbursement functions due to fraud or operational error.
If a loss is related to a policy issued by an independent agent, we may proceed against the independent agent pursuant to the terms of the agency agreement. In any event, we may proceed against third parties who are responsible for any loss under the title insurance policy under rights of subrogation.

Reinsurance Accounting Policy
Reinsurance
In a limited number of situations, we limit our maximum loss exposure by reinsuring certain risks with other insurers. We also earn a small amount of additional income, which is reflected in our direct premiums, by assuming reinsurance for certain risks of other insurers. We cede a portion of certain policy and other liabilities under agent fidelity, excess of loss and case-by-case reinsurance agreements. Reinsurance agreements provide that in the event of a loss (including costs, attorneys’ fees and expenses) exceeding the retained amounts, the reinsurer is liable for the excess amount assumed. However, the ceding company remains primarily liable in the event the reinsurer does not meet its contractual obligations.

Revenue Recognition, Policy
BKFS Revenue Recognition
Within our BKFS segment, we recognize revenues in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Recording revenues requires judgment, including determining whether an arrangement includes multiple elements, whether any of the elements are essential to the functionality of any other elements, and the allocation of the consideration based on each element's relative selling price. Customers receive certain contract elements over time and changes to the elements in an arrangement, or in our determination of the relative selling price for these elements, could materially impact the amount of earned and unearned revenue reflected in our financial statements.
The primary judgments relating to our revenue recognition are determining when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. Judgment is also required to determine whether an arrangement involving more than one deliverable contains more than one unit of accounting and how the arrangement consideration should be measured and allocated to the separate units of accounting.
If the deliverables under a contract are software related, we determine the appropriate units of accounting and how the arrangement consideration should be measured and allocated to the separate units. This determination, as well as management’s ability to establish vendor specific objective evidence (“VSOE”) for the individual deliverables, can impact both the amount and the timing of revenue recognition under these agreements. The inability to establish VSOE for each contract deliverable results in having to record deferred revenues and/or applying the residual method. For arrangements where we determine VSOE for software maintenance using a stated renewal rate within the contract, we use judgment to determine whether the renewal rate represents fair value for that element as if it had been sold on a stand-alone basis. For a small percentage of revenues, we use contract accounting when the arrangement with the customer includes significant customization, modification, or production of software. For elements accounted for under contract accounting, revenue is recognized using the percentage-of-completion method since reasonably dependable estimates of revenues and contract hours applicable to various elements of a contract can be made.
We are often party to multiple concurrent contracts with the same customer. These situations require judgment to determine whether the individual contracts should be aggregated or evaluated separately for purposes of revenue recognition. In making this determination we consider the timing of negotiating and executing the contracts, whether the different elements of the contracts are interdependent and whether any of the payment terms of the contracts are interrelated.
Due to the large number, broad nature and average size of individual contracts we are a party to, the impact of judgments and assumptions that we apply in recognizing revenue for any single contract is not likely to have a material effect on our consolidated operations. However, the broader accounting policy assumptions that we apply across similar arrangements or classes of customers could significantly influence the timing and amount of revenue recognized in our result of operations.

Revenue Recognition
Fidelity National Title Group. Our direct title insurance premiums and escrow, title-related and other fees are recognized as revenue at the time of closing of the related transaction as the earnings process is then considered complete, whereas premium revenues from agency operations and agency commissions include an accrual based on estimates using historical information of the volume of transactions that have closed in a particular period for which premiums have not yet been reported to us. The accrual for agency premiums is necessary because of the lag between the closing of these transactions and the reporting of these policies to us by the agent. Historically, the time lag between the closing of these transactions by our agents and the reporting of these policies, or premiums, to us has been up to 15 months, with 70-80% reported within three months following closing, an additional 10-20% reported within the next three months and the remainder within seven to fifteen months. In addition to accruing these earned but unreported agency premiums, we also accrue agent commission expense, which was 76.1%, of agent premiums earned in 2013, 76.2% of agent premiums earned in 2012 and 77.1% of agent premiums earned in 2011. We also record a provision for claim losses at our average provision rate at the time we record the accrual for the premiums, which was 7.0% for 2013 and 2012 and 6.8% for 2011, and accruals for premium taxes and other expenses relating to our premium accrual. The resulting impact to pretax earnings in any period is less than 10% of the accrued premium amount. The impact of the change in the accrual for agency premiums and related expenses on our pretax earnings was a decrease of $7 million for the year ended December 31, 2013, less than $1 million for the year ended 2012 and an increase of $8 million for the year ended 2011. The amount due from our agents relating to this accrual, i.e., the agent premium less their contractual retained commission, was approximately $74 million and $90 million at December 31, 2013 and 2012, respectively, which represents agency premiums of approximately $364 million and $438 million at December 31, 2013 and 2012, respectively, and agent commissions of $290 million and $348 million at December 31, 2013 and 2012, respectively.
Revenues from home warranty insurance policies are recognized over the life of the policy, which is one year. The unrecognized portion is recorded as deferred revenue in Accounts payable and other accrued liabilities in the Consolidated Balance Sheets.
Remy. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, ownership has transferred, the seller’s price to the buyer is fixed and determinable and collectability is reasonably assured. Sales are recorded upon shipment of product to customers and transfer of title and risk of loss under standard commercial terms (typically, F.O.B. shipping point). We recognize shipping and handling costs as Costs of auto parts revenue with the related amounts billed to customers as sales. Accruals for sales returns, price protection and other allowances are provided at the time of shipment based upon past experience. Adjustments to such accruals are made as new information becomes available. We accrue for rebates, price protection and other customer sales allowances in accordance with specific customer arrangements. Such rebates are recorded as a reduction of Auto parts revenue.
Restaurant Group. Restaurant revenue on the Consolidated Statements of Earnings consists of restaurant sales and, to a lesser extent, franchise revenue and other revenue. Restaurant sales include food and beverage sales and are net of applicable state and local sales taxes and discounts.

Earnings Per Share, Policy
Earnings Per Share
Basic earnings per share is computed by dividing net earnings available to common stockholders by the weighted average number of common shares outstanding during the period. In periods when earnings are positive, diluted earnings per share is calculated by dividing net earnings available to common stockholders by the sum of the weighted average number of common shares outstanding and the impact of assumed conversions of potentially dilutive securities. For periods when we recognize a net loss, diluted earnings per share is equal to basic earnings per share as the impact of assumed conversions of potentially dilutive securities is considered to be anti-dilutive. We have granted certain options, warrants, restricted stock, and convertible notes which have been treated as common share equivalents for purposes of calculating diluted earnings per share for periods in which positive earnings have been reported.

Foreign Currency Transactions and Translations Policy
Foreign Currency Translation
The functional currency for our foreign operations is either the U.S. Dollar or the local currency, with the exception of our Remy subsidiaries in Hungary for which the Euro is the functional currency, since substantially all of their purchases and sales are denominated in Euro. For foreign operations where the local currency is the functional currency, the translation of foreign currencies into U.S. Dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. The unrealized gains and losses resulting from the translation are included in Accumulated other comprehensive earnings in the Consolidated Financial Statements and are excluded from net earnings. Gains or losses resulting from foreign currency transactions are included in Realized gains and losses, net and are insignificant in 2013, 2012, and 2011. We evaluate our foreign subsidiaries’ functional currency on an ongoing basis.

Core Accounting [Policy Text Block]
Core Accounting
In our Remy segment, remanufacturing is the process where failed or used components, commonly known as cores, are disassembled into subcomponents, cleaned, inspected, tested, combined with new subcomponents and reassembled into salable, finished products. With many customers, a deposit is charged for the core. Upon return of a core, we grant the customer a credit based on the core deposit value. Core deposits are excluded from auto parts revenue. We record a liability for core returns based on cores expected to be returned. This liability is recorded in Accounts payable and other accrued liabilities in the accompanying Consolidated Balance Sheets. The liability represents the difference between the core deposit value to be credited to the customer and the estimated core inventory value of the core to be returned. Revisions to these estimates are made periodically to consider current costs and customer return trends. Upon receipt of a core, we record inventory at lower of cost or fair market value. The value of a core declines over its estimated useful life (ranging from 4 to 30 years) and is devalued accordingly. Carrying value of the core inventory is evaluated by comparing current prices obtained from core brokers to carrying cost. The devaluation of core carrying value is reflected as a charge to Cost of auto parts revenue. Core inventory that is deemed to be obsolete or in excess of current and future projected demand is written down to the lower of cost or market and charged to Cost of auto parts revenue. Core inventories are classified as Prepaid expenses and other assets in the accompanying Consolidated Balance Sheets.
In our Remy segment, when we enter into arrangements to purchase certain cores held in a customer’s inventory or when the customer is not charged a deposit for the core, we have the right to receive a core from the customer in return for every exchange unit supplied to them. We classify such rights as “Core return rights” in Prepaid expenses and other assets in the accompanying Consolidated Balance Sheets. The core return rights are valued based on the underlying core inventory values. Devaluation of these rights is charged to Cost of auto parts revenue. On a periodic basis, we settle with customers for cores that have not been returned.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
In our Remy segment, we conduct research and development programs that are expected to contribute to future earnings. Such costs are included in Other operating expenses in the Consolidated Statements of Earnings. Customer-funded research and development expenses are recorded as an offset to research and development expense in Other operating expenses.

Derivatives, Reporting of Derivative Activity [Policy Text Block]
Derivative Financial Instruments
In our Remy segment, in the normal course of business, our operations are exposed to continuing fluctuations in foreign currency values, interest rates and commodity prices that can affect the cost of operating, investing and financing. Accordingly, we address a portion of these risks through a controlled program of risk management that includes the use of derivative financial instruments. We have historically used derivative financial instruments for the purpose of hedging currency, interest rate and commodity exposures, which exist as a part of ongoing business operations.
As a policy, we do not engage in speculative or leveraged transactions, nor do we hold or issue derivative financial instruments for trading purposes. Our objective for holding derivatives is to minimize risks using the most effective and cost-efficient methods available. Management routinely reviews the effectiveness of the use of derivative financial instruments.
We recognize all of our derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated, and is effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Gains and losses related to a hedge are either recognized in earnings immediately to offset the gain or loss on the hedged item or are deferred and reported as a component of Accumulated other comprehensive earnings (loss) and subsequently recognized in earnings when the hedged item affects earnings. The change in fair value of the ineffective portion of a financial instrument that has been designated as a hedge, determined using the change in fair value method, is recognized in earnings immediately. The gain or loss related to derivative financial instruments that are not designated as hedges is recognized immediately in earnings.

Standard Product Warranty, Policy [Policy Text Block]
Warranty
In our Remy segment, we provide certain warranties relating to quality and performance of our products. An allowance for the estimated future cost of product warranties and other defective product returns is based on management’s estimate of product failure rates and customer eligibility and is included in Accounts payable and other accrued liabilities in the Consolidated Balance Sheet. If these factors differ from management’s estimates, revisions to the estimated warranty liability may be required. The specific terms and conditions of the warranties vary depending upon the customer and the product sold.